                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/05
                                    --------

               Date of Reporting Period: Six months ended 6/30/05
                            ------------------------

Item 1.           Reports to Stockholders
[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

SEMI-ANNUAL REPORT: June 30, 2005

MTB Funds

Large Cap Growth Fund II
Large Cap Value Fund II
Managed Allocation Fund – Conservative Growth II
Managed Allocation Fund – Moderate Growth II
Managed Allocation Fund – Aggressive Growth II

CONTENTS

Shareholder Expense Example	1

Portfolios of Investments	2

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Board Approval of Sub-Advisory Agreement	22

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 20051 to June 30, 2005. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period[1]

MTB LARGE CAP GROWTH FUND II
Actual	$1,000	$ 975.90	$4.90[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01[2]
MTB LARGE CAP VALUE FUND II
Actual	$1,000	$1,006.90	$4.98[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01[2]
MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II
Actual (5/3/2005)[1]	$1,000	$1,010.00	$1.30[1]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.83	$4.01[1]
MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II
Actual	$1,000	$ 998.00	$3.67[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71[2]
MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II
Actual (5/3/2005)[1]	$1,000	$1,022.00	$0.34[1]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.75	$1.05[1]

1 “Actual” expense information for MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund – Conservative Growth II are for the period from May 3, 2005 (date of initial public investment) to June 30, 2005. Actual expenses are equal to MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund –Conservative Growth II annualized expense ratios, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the relevant period form initial public investment to June 30, 2005). “Hypothetical” expense information for MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund – Conservative Growth II are presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratios are as follows:

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II	0.80%

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II	0.21%

2 Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

LARGE CAP GROWTH FUND II	1.00%

LARGE CAP VALUE FUND II	1.00%

MANAGED ALLOCATION FUND – MODERATE GROWTH II	0.74%

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At June 30, 2005, the fund’s sector classifications1 was as follows:

Percentage of
EQUITIES	Total Net Assets

Pharmaceuticals	9.5%

Industrial Conglomerates	8.1%

Communications Equipment	6.2%

Software	6.0%

Oil Gas & Consumable Fuels	5.9%

Semiconductor Equipment & Products	4.7%

Computers & Peripherals	4.5%

Healthcare Equipment & Supplies	4.4%

Energy Equipment & Services	4.0%

Biotechnology	3.8%

Food & Staples Retailing	3.8%

Beverages	3.7%

Specialty Retail	3.7%

Household Products	3.6%

Personal Products	2.5%

Aerospace & Defense	1.9%

Tobacco	1.9%

Machinery	1.9%

Air Freight & Logistics	1.7%

Food Products	1.4%

Multiline Retail	1.4%

Capital Markets	1.2%

Media	1.2%

Electronic Equipment & Instruments	1.1%

Healthcare Providers & Services	1.1%

Consumer Finance	0.9%

Internet Software & Services	0.9%

Electrical Equipment	0.8%

Hotels Restaurants & Leisure	0.7%

Internet & Catalog Retail	0.7%

Chemicals	0.7%

Metals & Mining	0.4%

Wireless Telecommunication Services	0.2%

Cash Equivalents[2]	6.1%

Other Assets and Liabilities	(0.6)%

TOTAL	100%

1 Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

2 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 94.5%

AEROSPACE & DEFENSE – 1.9%
Northrop Grumman Corp.	700	$38,675

United Technologies Corp.	1,100	56,485

TOTAL AEROSPACE & DEFENSE		$95,160

AIR FREIGHT & LOGISTICS – 1.7%
United Parcel Service, Inc.	1,300	89,908

BEVERAGES – 3.7%
Coca-Cola Co.	1,000	41,750

PepsiCo, Inc.	2,700	145,611

TOTAL BEVERAGES		$187,361

BIOTECHNOLOGY – 3.8%
[1]Amgen, Inc.	2,000	120,920

[1]Biogen Idec, Inc.	550	18,948

[1]Gilead Sciences, Inc.	1,200	52,788

TOTAL BIOTECHNOLOGY		$192,656

CAPITAL MARKETS – 1.2%
Lehman Brothers Holdings, Inc.	600	59,568

CHEMICALS – 0.7%
Dow Chemical Co.	800	35,624

COMMUNICATIONS EQUIPMENT – 6.2%
[1]Cisco Systems, Inc.	6,000	114,660

[1]Corning, Inc.	3,000	49,860

Harris Corp.	1,200	37,452

Motorola, Inc.	3,000	54,780

Qualcomm, Inc.	1,800	59,418

TOTAL COMMUNICATIONS EQUIPMENT		$316,170

COMPUTERS & PERIPHERALS – 4.5%
[1]Dell, Inc.	2,300	90,873

1EMC Corp. Mass	3,500	47,985

IBM Corp.	1,200	89,040

TOTAL COMPUTERS & PERIPHERALS		$227,898

CONSUMER FINANCE – 0.9%
Capital One Financial Corp.	600	48,006

ELECTRICAL EQUIPMENT – 0.8%
Rockwell Automation, Inc.	800	38,968

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 1.1%
[1]Jabil Circuit, Inc.	1,900	58,387

ENERGY EQUIPMENT & SERVICES – 4.0%
ENSCO International, Inc.	1,000	$35,750

[1]Nabors Industries Ltd.	1,000	60,620

Schlumberger Ltd.	500	37,970

[1]Weatherford International Ltd.	1,200	69,576

TOTAL ENERGY EQUIPMENT & SERVICES		$203,916

FOOD & STAPLES RETAILING – 3.8%
Sysco Corp.	1,400	50,666

Wal-Mart Stores, Inc.	3,000	144,600

TOTAL FOOD & STAPLES RETAILING		$195,266

FOOD PRODUCTS – 1.4%
General Mills, Inc.	1,000	46,790

McCormick & Co., Inc.	800	26,144

TOTAL FOOD PRODUCTS		$72,934

HEALTH CARE EQUIPMENT &
SUPPLIES – 4.4%
[1]Boston Scientific Corp.	1,600	43,200

[1]Edwards Lifesciences Corp.	1,300	55,926

[1]Kinetic Concepts, Inc.	500	30,000

Medtronic, Inc.	1,100	56,969

[1]Zimmer Holdings, Inc.	500	38,085

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$224,180

HEALTH CARE PROVIDERS &
SERVICES – 1.1%
[1]Express Scripts, Inc., Class A	1,100	54,978

HOTELS RESTAURANTS & LEISURE – 0.7%
Outback Steakhouse, Inc.	800	36,192

HOUSEHOLD PRODUCTS – 3.6%
Colgate-Palmolive Co.	1,100	54,901

Procter & Gamble Co.	2,500	131,875

TOTAL HOUSEHOLD PRODUCTS		$186,776

INDUSTRIAL CONGLOMERATES – 8.1%

3M Co.	1,200	86,760

General Electric Co.	9,500	329,175

TOTAL INDUSTRIAL CONGLOMERATES		$415,935

INTERNET & CATALOG RETAIL – 0.7%
[1]eBay, Inc.	1,100	36,311

INTERNET SOFTWARE & SERVICES – 0.9%
[1]Verisign, Inc.	1,600	$46,016

MACHINERY – 1.9%
Caterpillar, Inc.	550	52,420

Graco, Inc.	1,300	44,291

TOTAL MACHINERY		$96,711

MEDIA – 1.2%
[1]Comcast Corp., Class A	2,000	61,400

METALS & MINING – 0.4%
Fording Canadian Coal Trust	200	18,440

MULTILINE RETAIL – 1.4%
Target Corp.	1,300	70,733

OIL GAS & CONSUMABLE FUELS – 5.9%
Exxon Mobil Corp.	5,250	301,717

PERSONAL PRODUCTS – 2.5%
Estee Lauder Cos., Inc., Class A	1,300	50,869

Gillette Co.	1,500	75,945

TOTAL PERSONAL PRODUCTS		$126,814

PHARMACEUTICALS – 9.5%
Abbott Laboratories	1,500	73,515

Johnson & Johnson	2,500	162,500

Lilly (Eli) & Co.	1,200	66,852

Pfizer, Inc.	3,500	96,530

Wyeth	1,900	84,550

TOTAL PHARMACEUTICALS		$483,947

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 4.7%
Intel Corp.	6,600	171,996

[1]International Rectifier Corp.	800	38,176

Texas Instruments, Inc.	1,000	28,070

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$238,242

SOFTWARE – 6.0%
[1]Electronic Arts, Inc.	650	$36,797

Microsoft Corp.	9,000	223,560

[1]Oracle Corp.	3,500	46,200

TOTAL SOFTWARE		$306,557

SPECIALTY RETAIL – 3.7%
Home Depot, Inc.	2,500	97,250

Lowe’s Cos., Inc.	700	40,754

PetSmart, Inc.	1,700	51,595

TOTAL SPECIALTY RETAIL		$189,599

TOBACCO – 1.9%
Altria Group, Inc.	1,500	96,990

WIRELESS TELECOMMUNICATION
SERVICES – 0.2%
[1]Nextel Communications, Inc., Class A	400	12,924

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,682,739)		$4,826,284

MUTUAL FUNDS – 6.1%
2MTB Prime Money Market Fund,
Institutional Shares
(AT NET ASSET VALUE)	312,474	312,474

TOTAL INVESTMENTS – 100.6%
(IDENTIFIED COST $4,995,213)		$5,138,758

OTHER ASSETS AND LIABILITIES – NET – (0.6)%		$(31,553)

TOTAL NET ASSETS – 100%		$5,107,205

See Notes to Portfolios of Investments

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At June 30, 2005, the fund’s sector classifications1 was as follows:

EQUITIES	Percent of Total Net Assets

Oil Gas & Consumable Fuels	10.5%

Thrifts & Mortgage Finance	9.6%

Insurance	8.9%

Aerospace & Defense	7.4%

Software	7.1%

Metals & Mining	5.6%

Media	4.9%

Tobacco	4.9%

Commercial Banks	4.7%

Diversified Financial Services	4.3%

Diversified Telecommunication Services	4.0%

Pooled Investment Vehicles[2]	3.9%

Electronic Equipment & Instruments	3.4%

Healthcare Providers & Services	2.9%

Household Products	2.8%

Communications Equipment	2.7%

Commercial Services and Supplies	2.5%

Road & Rail	2.0%

Multi-Utilities	1.8%

Machinery	1.7%

Food & Staples Retailing	1.5%

Paper & Forest Products	1.2%

Cash Equivalents[3]	2.0%

Other Assets and Liabilities	(0.3)%

TOTAL	100%

1 Except for Pooled Investment Vehicles and Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

2 Pooled Investment Vehicles are publicly-traded entities designed to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of a securities index, such as the S&P 500.

3 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 94.4%

AEROSPACE & DEFENSE – 7.4%
Lockheed Martin Corp.	2,570	$166,716

Northrop Grumman Corp.	2,900	160,225

Raytheon Co.	2,500	97,800

TOTAL AEROSPACE & DEFENSE		$424,741

COMMERCIAL BANKS – 4.7%
Wachovia Corp.	2,400	119,040

Wells Fargo & Co.	2,454	151,117

TOTAL COMMERCIAL BANKS		$270,157

COMMERCIAL SERVICES &
SUPPLIES – 2.5%
Pitney Bowes, Inc.	3,300	143,715

COMMUNICATIONS EQUIPMENT – 2.7%
Motorola, Inc.	8,300	151,558

DIVERSIFIED FINANCIAL
SERVICES – 4.3%
Citigroup, Inc.	2,535	117,193

J.P. Morgan Chase & Co.	3,700	130,684

TOTAL DIVERSIFIED FINANCIAL SERVICES		$247,877

DIVERSIFIED TELECOMMUNICATION
SERVICES – 4.0%
Sprint Corp.	5,300	132,977

Verizon Communications	2,740	94,667

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$227,644

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 3.4%
[1]Agilent Technologies, Inc.	8,400	193,368

FOOD & STAPLES RETAILING – 1.5%
Albertsons, Inc.	4,000	82,720

HEALTH CARE PROVIDERS &
SERVICES – 2.9%
Aetna, Inc.	2,000	165,640

HOUSEHOLD PRODUCTS – 2.8%
Kimberly-Clark Corp.	2,565	160,543

INSURANCE – 8.9%
AON Corp.	6,200	155,248

Genworth Financial, Inc., Class A	2,700	81,621

Hartford Financial Services Group, Inc.	1,800	134,604

Radian Group, Inc.	2,900	136,938

TOTAL INSURANCE		$508,411

MACHINERY – 1.7%
Ingersoll-Rand Co., Class A	1,400	$99,890

MEDIA – 4.9%
[1]Liberty Media Corp., Class A	9,200	93,748

Viacom, Inc., Class B	5,780	185,076

TOTAL MEDIA		$278,824

METALS & MINING – 5.6%
Barrick Gold Corp.	6,300	157,689

POSCO, ADR	1,200	52,764

Rio Tinto PLC, ADR	900	109,728

TOTAL METALS & MINING		$320,181

MULTI-UTILITIES – 1.8%
Dominion Resources, Inc.	1,400	102,746

OIL GAS & CONSUMABLE FUELS – 10.5%
Burlington Resources, Inc.	1,000	55,240

ConocoPhillips	1,608	92,444

Kerr-McGee Corp.	3,458	263,880

Noble Energy, Inc.	2,500	189,125

TOTAL OIL GAS & CONSUMABLE FUELS		$600,689

PAPER & FOREST PRODUCTS – 1.2%
International Paper Co.	2,300	69,483

ROAD & RAIL – 2.0%
Union Pacific Corp.	1,800	116,640

SOFTWARE – 7.1%
Computer Associates International, Inc.	9,600	263,808

Microsoft Corp.	5,700	141,588

TOTAL SOFTWARE		$405,396

THRIFTS & MORTGAGE FINANCE – 9.6%
Countrywide Financial Corp.	5,740	221,621

Fannie Mae	3,984	232,666

MGIC Investment Corp.	1,500	97,830

TOTAL THRIFTS & MORTGAGE FINANCE		$552,117

TOBACCO – 4.9%
Altria Group, Inc.	2,770	$179,108

Loews Corp.	1,300	100,750

TOTAL TOBACCO		$279,858

TOTAL COMMON STOCKS
(IDENTIFIED COST $5,135,751)		$5,402,198

POOLED INVESTMENT VEHICLES – 3.9%
S&P Depositary Receipts Trust, ADR
(IDENTIFIED COST $224,646)	1,900	$226,442

MUTUAL FUNDS – 2.0%
2MTB Prime Money Market Fund,
Institutional Shares
(AT NET ASSET VALUE)	112,291	$112,291

TOTAL INVESTMENTS – 100.3%
(IDENTIFIED COST $5,472,688)		$5,740,931

OTHER ASSETS AND LIABILITIES – NET – (0.3)%		$(17,308)

TOTAL NET ASSETS – 100%		$5,723,623

See Notes to Portfolios of Investments

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth II

At June 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Short Duration Government Bond Fund	25.0%

MTB Short-Term Corporate Bond Fund	20.0%
MTB U.S. Government Bond Fund	12.0%

MTB Prime Money Market Fund	8.8%

MTB Intermediate-Term Bond Fund	8.0%

MTB Large Cap Stock Fund	7.0%

MTB International Equity Fund	6.0%

MTB Large Cap Value Fund	5.0%

MTB Small Cap Stock Fund	3.0%

MTB Equity Income Fund	3.0%

MTB Mid Cap Stock Fund	2.0%

Other Assets and Liabilities	0.2%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

Description	Shares	Value

MUTUAL FUNDS – 99.8%[2]

EQUITY FUNDS – 26.0%
MTB Equity Income Fund,
Institutional I Shares	56	$550

MTB International Equity Fund,
Institutional I Shares	101	1,096

MTB Large Cap Stock Fund,
Institutional I Shares	148	1,283

MTB Large Cap Value Fund,
Institutional I Shares	80	916

MTB Mid Cap Stock Fund,
Institutional I Shares	22	370

MTB Small Cap Stock Fund,
Institutional I Shares	62	557

TOTAL EQUITY FUNDS		$4,772

FIXED INCOME FUNDS – 65.0%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	146	$1,469

MTB Short Duration Government Bond Fund,
Institutional I Shares	477	4,588

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	373	3,671

MTB U.S. Government Bond Fund,
Institutional I Shares	231	2,203

TOTAL FIXED INCOME FUNDS		$11,931

MONEY MARKET FUND – 8.8%
MTB Prime Money Market Fund,
Institutional Shares	1,621	1,621

TOTAL INVESTMENTS – 99.8%
(IDENTIFIED COST $18,311)		$18,324

OTHER ASSETS AND LIABILITIES – NET – 0.2%		$43

TOTAL NET ASSETS – 100%		$18,367

See Notes to Portfolios of Investments

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund — Moderate Growth II

At June 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Large Cap Stock Fund	17.3%

MTB Large Cap Growth Fund	11.0%

MTB Intermediate-Term Bond Fund	10.9%

MTB International Equity Fund	9.7%

MTB Short-Term Corporate Bond Fund	8.8%

MTB Large Cap Value Fund	8.2%

MTB Small Cap Stock Fund	6.4%

MTB U.S. Government Bond Fund	6.0%

MTB Short Duration Government Bond Fund	5.7%

MTB Mid Cap Stock Fund	5.2%

MTB Prime Money Market Fund	4.3%

MTB Mid Cap Growth Fund	3.2%

MTB Small Cap Growth Fund	3.2%

Other Assets and Liabilities	0.1%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

Description	Shares	Value

MUTUAL FUNDS – 99.9%[2]
EQUITY FUNDS – 64.2%
MTB International Equity,
Institutional I Shares	390,574	$4,226,007

MTB Large Cap Growth Fund,
Institutional I Shares	626,529	4,792,943

MTB Large Cap Stock Fund,
Institutional I Shares	870,110	7,535,154

MTB Large Cap Value Fund,
Institutional I Shares	313,561	3,577,735

MTB Mid Cap Growth Fund,
Institutional I Shares	88,647	1,386,433

MTB Mid Cap Stock Fund,
Institutional I Shares	134,976	2,287,843

MTB Small Cap Growth Fund,
Institutional I Shares	84,326	1,381,260

MTB Small Cap Stock Fund,
Institutional I Shares	310,512	2,794,603

TOTAL EQUITY FUNDS		$27,981,978

FIXED INCOME FUNDS – 31.4%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	472,502	$4,748,644

MTB Short Duration Government Bond Fund,
Institutional I Shares	259,261	2,494,088

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	392,296	3,856,274

MTB U.S. Government Bond Fund,
Institutional I Shares	272,272	2,600,201

TOTAL FIXED INCOME FUNDS		$13,699,207

MONEY MARKET FUND – 4.3%
MTB Prime Money Market Fund,
Institutional Shares	1,893,628	1,893,628

TOTAL INVESTMENTS – 99.9%
(IDENTIFIED COST $43,528,632)		$43,574,813

OTHER ASSETS AND LIABILITIES – NET – 0.1%		$49,308

TOTAL NET ASSETS – 100%		$43,624,121

See Notes to Portfolios of Investments

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund — Aggressive Growth II

At June 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

MTB Large Cap Stock Fund	21.9%

MTB International Equity Fund	18.6%

MTB Large Cap Growth Fund	18.8%

MTB Large Cap Value Fund	13.1%

MTB Small Cap Stock Fund	7.3%

MTB Small Cap Growth Fund	6.3%

MTB Prime Money Market Fund	4.8%

MTB Mid Cap Growth Fund	3.1%

MTB Mid Cap Stock Fund	3.1%

MTB Intermediate-Term Bond Fund	2.0%

MTB Short Duration Government Bond Fund	2.0%

Others Assets and Liabilities	(1.0)%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

Description	Shares	Value

MUTUAL FUNDS – 101.0%[2]

EQUITY FUNDS – 92.2%
MTB International Equity,
Institutional I Shares	88	$948

MTB Large Cap Growth Fund,
Institutional I Shares	125	957

MTB Large Cap Stock Fund,
Institutional I Shares	129	1,117

MTB Large Cap Value Fund,
Institutional I Shares	59	668

MTB Mid Cap Growth Fund,
Institutional I Shares	10	155

MTB Mid Cap Stock Fund,
Institutional I Shares	9	157

MTB Small Cap Growth Fund,
Institutional I Shares	19	319

MTB Small Cap Stock Fund,
Institutional I Shares	41	370

TOTAL EQUITY FUNDS		$4,691

FIXED INCOME FUNDS – 4.0%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	10	$103

MTB Short Duration Government Bond Fund,
Institutional I Shares	11	103

TOTAL FIXED INCOME FUNDS		$206

MONEY MARKET FUND – 4.8%
MTB Prime Money Market Fund,
Institutional Shares	245	245

TOTAL INVESTMENTS – 101.0%
(IDENTIFIED COST $5,092)		$5,142

OTHER ASSETS AND LIABILITIES – NET – (1.0)%		$(53)

TOTAL NET ASSETS – 100%		$5,089

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at June 30, 2005.

(1) Non-income producing security.
(2) Affiliated companies.

The following acronym is used throughout this report:
ADR—American Depository Receipt
	Cost of
	Investments
	for Federal Tax	Total Net
MTB Fund	Purposes	Assets
Large Cap Growth Fund II	$4,995,213	$5,107,205
Large Cap Value Fund II	$5,472,688	$5,723,623
Managed Allocation Fund – Conservative Growth II	$18,311	$18,367
Managed Allocation Fund – Moderate Growth II	$43,528,632	$43,624,121
Managed Allocation Fund – Aggressive Growth II	$5,092	$5,089

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)	LargeCap Growth Fund II		Large Cap Value Fund II		Managed Allocation Fund– Conservative Growth II		Managed Allocation Fund– Moderate Growth II		Managed Allocation Fund– Aggressive Growth II

ASSETS:
Investments in securities, at value	$5,138,758	(a)	$5,740,931	(a)	$18,324	(a)	$43,574,813	(a)	$5,142	(a)
Cash	3,586		—		—		—		—
Income receivable	4,924		7,451		16		45,558		—
Receivable for shares sold	1,278		—		—		48,483		—
Prepaid expenses	1,878		1,625		45		—		27

TOTAL ASSETS	5,150,424		5,750,007		18,385		43,668,854		5,169

LIABILITIES:
Payable for investments purchased	17,153		—		—		—		—
Payable for shares redeemed	99		536		6		2,037		—
Payable for transfer and dividend disbursing agent fees and expenses	6,066		5,963		2		6,951		4
Payable for distribution services fee (Note 5)	998		1,122		1		8,500		3
Payable for shareholder services fee (Note 5)	414		467		1		3,592		1
Payable for auditing fees	7,067		7,088		3		6,312		8
Payable for insurance premiums	4,334		4,358		1		4,636		2
Payable for printing and postage	3,317		2,986		2		4,557		4
Payable for portfolio accounting fees	2,160		2,229		1		6,711		2
Payable for Directors/Trustees’ fee	1,611		1,635		1		467		2
Payable to bank	—		—		—		—		54
Accrued expenses	—		—		—		970		—

TOTAL LIABILITIES	43,219		26,384		18		44,733		80

NET ASSETS	$5,107,205		$5,723,623		$18,367		$43,624,121		$5,089

NET ASSETS CONSIST OF:
Paid in capital	$5,052,519		$5,462,307		$18,338		$43,651,808		$5,039
Net unrealized appreciation of investments	143,547		268,243		13		46,181		50
Accumulated net realized gain (loss) on investments	(96,297)		(8,570)		2			(81,501)	(7)
Undistributed net investment income	7,436		1,643		14		7,633		7

TOTAL NET ASSETS	$5,107,205		$5,723,623		$18,367		$43,624,121		$5,089

SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED:	528,084		563,685		1,818		4,319,855		498

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$9.67		$10.15		$10.10		$10.10		$10.22

Investments, at identified cost	$4,995,213		$5,472,688		$18,311		$43,528,632		$5,092

(a) Including $312,474, $112,291, $18,324, $43,574,813 and $5,142 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund– Conservative Growth II(a)	Managed Allocation Fund– Moderate Growth II	Managed Allocation Fund– Aggressive Growth II(a)

INVESTMENT INCOME:
Dividends	$ 30,345(b)(c)	$ 47,578(b)(c)	$19 (b)	$297,977 (b)	$10 (b)

EXPENSES:
Investment advisory fee (Note 5)	19,588	17,906	2	52,696	4
Administrative personnel and services fee (Note 5)	1,518	1,685	—	13,880	1
Custodian fees	115	128	—	1,054	—
Transfer and dividend disbursing agent fees and expenses	8,047	7,907	2	7,644	4
Directors/Trustees’ fees	3,679	3,708	1	4,461	2
Auditing fees	7,036	7,071	3	7,149	1
Legal fees	2,165	2,183	—	3,365	1
Portfolio accounting fees	2,770	2,869	1	9,365	2
Distribution services fee (Note 5)	5,761	6,395	2	52,696	4
Shareholder services fee (Note 5)	829	928	1	7,242	1
Printing and postage	3,087	3,073	2	2,811	3
Insurance premiums	4,542	4,571	1	4,875	2
Miscellaneous	796	600	—	317	—

TOTAL EXPENSES	59,933	59,024	15	167,555	25

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(19,329)	(17,849)	(2)	(11,581)	(4)
Waiver of shareholder services fee	(29)	(57)	—	—	—
Reimbursement of other operating expenses	(17,531)	(15,539)	(8)	—	(18)

TOTAL WAIVERS AND REIMBURSEMENTS	(36,889)	(33,445)	(10)	(11,581)	(22)

Net expenses	23,044	25,579	5	155,974	3

Net investment income	7,301	21,999	14	142,003	7

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(81,642)	(6,670)	2 (d)	(49,512)(d)	(7)(d)
Net change in unrealized appreciation (depreciation) of investments	(33,787)	37,328	13	(137,306)	50

Net realized and unrealized gain (loss) on investments	(115,429)	30,658	15	(186,818)	43

Change in net assets resulting from operations	$(108,128)	$52,657	$29	$(44,815)	$50

(a)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to June 30, 2005.
(b)	Including $2,361, $3,621, $19, $297,977 and $10 of investments in affiliated issuers, respectively (Note 5).
(c)	Net of foreign taxes withheld of $100 and $298, respectively.
(d)	Including realized gain (loss) of $2 , $(49,512) and $(7) on sales of investments in affiliated issuers (Note 5).
See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth
	Fund II

	Six Months Ended	Year Ended
	(unaudited)	December 31,
	June 30, 2005	2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$7,301	$22,061
Net realized gain (loss) on investments	(81,642)	269,357
Net realized gain on capital gain distributions from other investment companies	—	—
Net change in unrealized appreciation/depreciation of investments	(33,787)	(97,102)

Change in net assets resulting from operations	(108,128)	194,316

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(5,121)	(23,525)
Distributions from net realized gain on investments	(135,284)	—

Change in net assets resulting from distributions to shareholders	(140,405)	(23,525)

SHARE TRANSACTIONS:
Proceeds from sale of shares	952,403	1,808,838
Net asset value of shares issued to shareholders in payment of distributions declared	140,405	23,525
Cost of shares redeemed	(69,740)	(297,535)

Change in net assets resulting from share transactions	1,023,068	1,534,828

Change in net assets	774,535	1,705,619

NET ASSETS:
Beginning of period	$4,332,670	$2,627,051

End of period	$5,107,205	$4,332,670

Undistributed net investment income included in net assets at end of period	$7,436	$5,256

(a) Reflects operations for the period from May 3, 2005 (date of initial public investment) to June 30, 2005.

See Notes which are an integral part of the Financial Statements

Large Cap Value Fund II		Managed Allocation Fund– Conservative Growth II	Managed Allocation Fund– Moderate Growth II		Managed Allocation Fund– Aggressive Growth II

Six Months Ended (unaudited) June 30, 2005	Year Ended December 31, 2004	Period Ended(a) (unaudited) June 30, 2005	Six Months Ended (unaudited) June 30, 2005	Year Ended December 31, 2004	Period Ended(a) (unaudited) June 30, 2005

$21,999	$46,567	$14	$142,003	$433,045	$7
(6,670)	479,346	2	(49,512)	2,693,819	(7)
—	—	—	—	906,378	—
37,328	(145,862)	13	(137,306)	(1,887,048)	50

52,657	380,051	29	(44,815)	2,146,194	50

(23,966)	(46,028)	—	(139,929)	(456,995)	—

(415,933)	—	—	(3,581,667)	(178,081)	—

(439,899)	(46,028)	—	(3,721,596)	(635,076)	—

933,309	1,853,288	19,964	4,788,723	17,512,566	7,010
439,899	46,027	—	3,721,596	635,075	—
(91,446)	(160,525)	(1,626)	(2,130,471)	(1,926,580)	(1,971)

1,281,762	1,738,790	18,338	6,379,848	16,221,061	5,039

894,520	2,072,813	18,367	2,613,437	17,732,179	5,089

$4,829,103	$2,756,290	—	$41,010,684	$23,278,505	—

$5,723,623	$4,829,103	$18,367	$43,624,121	$41,010,684	$5,089

$1,643	$3,610	$14	$7,633	$5,559	$7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gainon Investments	Total Distributions
									LARGE CAP GROWTH FUND II

									2002(c)	$10.00	0.01	(1.66)	(1.65)	—	—	—
2003	$8.35	0.03		1.42	1.45	(0.02)	—	(0.02)
2004	$9.78	0.05		0.45	0.50	(0.06)	—	(0.06)
2005(e)	$10.22	0.01		(0.26)	(0.25)	(0.01)	(0.29)	(0.30)
LARGE CAP VALUE FUND II

2002(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—	(0.02)
2003	$7.70	0.09	(f)	2.47	2.56	(0.08)	—	(0.08)
2004	$10.18	0.11		0.86	0.97	(0.12)	—	(0.12)
2005(e)	$11.03	0.04		0.02	0.06	(0.05)	(0.89)	(0.94)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

2005(h)	$10.00	0.03	(f)	0.07	0.10	—	—	—
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002(g)	$10.00	0.10	(f)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003	$9.29	0.11	(f)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004	$10.66	0.12		0.50	0.62	(0.13)	(0.07)	(0.20)
2005(e)	$11.08	0.03		(0.07)	(0.04)	(0.03)	(0.91)	(0.94)
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

2005(h)	$10.00	0.01	(f)	0.21	0.22	—	—	—
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Six months ended June 30, 2005 (unaudited).
(f)	Based on average shares outstanding.
(g)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.
(h)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to June 30, 2005.
See Notes which are an integral part of the Financial Statements

Net Asset Value, end of period	Total Return(a)	Ratios to Average Net Assets			Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

		Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)

$8.35	(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$1,304	35%
$9.78	17.35%	1.00%	0.37%	1.45%	$2,627	45%
$10.22	5.15%	1.00%	0.64%	1.89%	$4,333	111%
$9.67	(2.41)%	1.00%(d)	0.32%(d)	1.60%(d)	$5,107	25%

$7.70	(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$1,293	18%
$10.18	33.45%	1.00%	1.01%	1.23%	$2,756	26%
$11.03	9.58%	1.00%	1.22%	1.61%	$4,829	126%
$10.15	0.69%	1.00%(d)	0.86%(d)	1.31%(d)	$5,724	0%

$10.10	1.00%	0.80%(d)	2.24%(d)	1.60%(d)	$18	17%

$9.29	(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$6,623	8%
$10.66	17.29%	0.74%	1.08%	0.28%	$23,279	17%
$11.08	5.94%	0.74%	1.37%	0.06%	$41,011	109%
$10.10	(0.20)%	0.74%(d)	0.67%(d)	0.05%(d)	$43,624	9%

$10.22	2.20%	0.21%(d)	0.48%(d)	1.52%(d)	$5	58%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds June 30, 2005

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II (“Large Cap Growth Fund II”)	Seeks to provide capital appreciation.
MTB Large Cap Value Fund II (“Large Cap Value Fund II”)	Seeks to provide capital appreciation. Current income is a secondary, non-fundamental consideration.
MTB Managed Allocation Fund – Conservative Growth II (“Conservative Growth Fund II”)	Seeks capital appreciation and income.
MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)	Seeks capital growth and, secondarily, income.
MTB Managed Allocation Fund – Aggressive Growth II (“Aggressive Growth Fund II”)	Seeks capital appreciation.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Moderate Growth Fund II, Aggressive Growth Fund II and Conservative Growth Fund II invest solely in shares of other funds within the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Large Cap Growth Fund II
	Six Months Ended June 30, 2005 Shares	Year Ended December 31, 2004 Shares

Shares sold	96,870	182,816
Shares issued to shareholders in payment of distributions declared	14,610	2,368
Shares redeemed	(7,160)	(30,053)

Net change resulting from share transactions	104,320	155,131

	Large Cap Value Fund II
	Six Months Ended June 30, 2005 Shares	Year Ended December 31, 2004 Shares

Shares sold	90,429	178,213
Shares issued to shareholders in payment of distributions declared	44,295	4,392
Shares redeemed	(8,804)	(15,491)

Net change resulting from share transactions	125,920	167,114

Conservative Growth Fund II Period Ended June 30, 2005[1] Shares
Shares sold	1,979
Shares redeemed	(161)

Net change resulting from share transactions	1,818

	Moderate Growth Fund II
	Six Months Ended June 30, 2005 Shares	Year Ended December 31, 2004 Shares

Shares sold	452,145	1,640,810
Shares issued to shareholders in payment of distributions declared	372,761	59,112
Shares redeemed	(207,046)	(182,336)

Net change resulting from share transactions	617,860	1,517,586

Aggressive Growth Fund II Period Ended June 30, 2005[1] Shares
Shares sold	691
Shares redeemed	(193)

Net change resulting from share transactions	498

(1) Reflects operations for the period from May 3, 2005 (date of initial public investment) to June 30, 2005.

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of June 30, 2005:

				Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
Fund Name	Investments	Appreciation	Depreciation	Depreciation
Large Cap Growth Fund II	$4,995,213	$313,438	$169,893	$143,545
Large Cap Value Fund II	5,472,688	428,053	159,810	268,243
Conservative Growth Fund II	18,311	20	7	13
Moderate Growth Fund II	43,528,632	275,458	229,277	46,181
Aggressive Growth Fund II	5,802	926	876	50

5. INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Conservative Growth Fund II	0.25%
Moderate Growth Fund II	0.25%
Aggressive Growth Fund II	0.25%

Sub-Adviser Fee – Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) became the sub-advisor of Large Cap Value Fund II, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.45% of the average daily net assets of the Large Cap Value Fund II.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of up to 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Edgewood is a wholly owned subsidiary of Federated Investors, Inc.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.10% of average daily net assets of each Fund for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FServ and FServ may pay fees to M&T Securities and M&T Securities will use the fees to compensate investment professionals. For the six months ended June 30, 2005 M&T Securities did not retain any fees retained by the Funds.

Other Affiliated Parties and Transactions – Pursuant to a Securities and Exchange Commission exemption in the Act (section 12(d)(1)(G) for Conservative Growth Fund II, Moderate Growth Fund II, and Aggressive Growth Fund II and 12(d)(1)(J) for Large Cap Growth Fund II and Large Cap Value Fund II), the Funds may invest in certain affiliated funds which are advised by the Advisor. Income earned by the Funds are recorded as income in the accompanying financial statements as follows:

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Large Cap Growth Fund II	MTB Money Market Fund	$586
	MTB Prime Money Market Fund	1,775

	Total	$2,361

Large Cap Value Fund II	MTB Money Market Fund	$346
	MTB Prime Money Market Fund	3,275

	Total	$3,621

Conservative Growth Fund II	MTB Intermediate-Term
	Bond Fund	$2
	MTB Large Cap Value Fund	1
	MTB Prime Money Market Fund	5
	MTB Short Duration Government
	Bond Fund	4
	MTB Short-Term Corporate
	Bond Fund	4
	MTB U.S. Government Bond Fund	3

	Total	$19

Moderate Growth Fund II	MTB Intermediate-Term
	Bond Fund	$102,810
	MTB Large Cap Stock Fund	10,360
	MTB Large Cap Value Fund	12,694
	MTB Prime Money Market Fund	26,719
	MTB Short Duration Government
	Bond Fund	34,100
	MTB Short-Term Corporate
	Bond Fund	49,599
	MTB U.S. Government Bond Fund	61,695

	Total	$297,977

Aggressive Growth Fund II	MTB Intermediate-Term Bond Fund	$1
	MTB Large Cap Stock Fund	2
	MTB Large Cap Value Fund	2
	MTB Prime Money Market Fund	4
	MTB Short Duration Government
	Bond Fund	1

	Total	$10

General – Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005 were as follows:

Fund Name	Purchases	Sales
Large Cap Growth Fund II	$1,839,300	$1,127,470
Large Cap Value Fund II	1,373,335	22,888
Conservative Growth Fund II	18,169	1,480
Moderate Growth Fund II	7,101,910	3,632,606
Aggressive Growth Fund II	8,235	1,875

7. LINE OF CREDIT

The Funds (except Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended June 30, 2005.

BOARD APPROVAL OF SUB-ADVISORY AGREEMENT

NWQ Investment Management Company LLC (NWQ) serves as investment sub-advisor to Large Cap Value Fund II. Through a series of transactions ending July 28, 2005, NWQ underwent a “change of control.” This change of control caused the Fund’s investment Sub-Advisory agreements (Prior Agreements) to automatically terminate under the provisions of the Investment Company Act of 1940, thereby requiring the Board of the Funds to approve new Sub-Agreement except for the dates of execution and termination.

In approving the New Sub-Advisory Agreement, the Trustees met at a regular meeting on June 29-30, 2005 and carefully evaluated: (1) the nature, extent and quality of the services expected to be rendered to the Fund by NWQ; (2) the distinct investment objective and policies of the Fund; (3) the history, organizational structure, financial condition and reputation of NWQ, and the qualification and background of NWQ’s personnel; (4) the practices and policies of NWQ with respect to selecting brokers and executing trades; (5) certification by NWQ of the existence and adequacy of an advisor compliance program under the Investment Advisers Act of 1940; (6) any regulatory, compliance or litigation matters; (7) business continuity and document management programs; (8) the investment performance records of NWQ; (9) the reasonableness of the fees to be paid to and the profits to be realized by NWQ (including any benefits to be received by NWQ or its affiliates in connection with soft dollar arrangements); (10) whether the fees to be paid to NWQ were competitive with the fees they charge other clients that are similarly managed; (11) how competitive forces in the market impacted the ability to secure the services of NWQ sub-advisors and negotiate fees; (12) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale; (13) the reasonableness of the fees that would be retained by MTBIA, before and after any voluntary waivers, and that there would be no changes to the advisory fees charged to the Funds; and (14) other factors deemed relevant. The Board relied upon MTBIA’s report to the Board that the nature of the services to be provided by, and the fees to be paid to, NWQ are no less favorable to the Funds than are available from other prospective sub-advisors, noting in that regard that all fees to NWQ will be paid by MTBIA, and not by the Funds.

The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of its business judgment on whether the proposed sub-advisory arrangements would be in the best interest of each Fund. During the course of its review of these agreements, the Board considered and relied upon many factors, among the most material of which are those set forth above.

In particular, the Board relied upon the fact that MTBIA remains the party primarily responsible for the performance of the Funds, through its selection and retention (subject to approval of the Board) and continued supervision of NWQ, and that MTBIA initially recommended to the Board the engagement of NWQ after extensive research of numerous candidate firms. The Board also relied upon the fact that MTBIA initially negotiated fee arrangements with NWQ on an arms-length basis.

Finally, the Board based its decision on the following additional considerations: (1) the fact that the terms of the New Sub-Advisory Agreements are substantially identical to the Prior Agreements, except for the dates of execution and termination; (2) the receipt of the representation by NWQ and Nuveen that they are not aware of any arrangement whereby NWQ or any "interested person" of NWQ would impose an unfair burden on the Funds within the meaning of Section 15(f) of the 1940 Act; and (3) the receipt of a written representation by NWQ that there is no material change to the information previously provided to the Board in connection with the Board’s initial approval of NWQ as subadvisor to the Funds at its December 2004 regular meeting, and that the consummation of the Transaction will not result in any change in NWQ’s relationship with the Funds, including any change in the personnel or management of NWQ.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub Adviser to
MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century East
Los Angeles, CA 90067

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376V812
Cusip 55376V820
Cusip 55376T577

32400 (8/05)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-009-0805

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MTB Group of Funds

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/Charles L. Davis, Jr.
                  Charles L. Davis, Jr., Principal Executive Officer

Date              August 22, 2005

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 22, 2005